Exploration and evaluation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Exploration And Evaluation [Abstract]
Summary of Exploration And Evaluation

	Asia Pacific	Americas	Africa	Total
	US$m	US$m	US$m	US$m
Year ended 31 December 2025
Carrying amount at 1 January 2025	571	149	1	721
Additions	17	67	-	84
Amortisation of licence acquisition costs	-	(5)	-	(5)
Expensed	-	(4)	-	(4)
Transferred exploration and evaluation	(6)	-	-	(6)
Carrying amount at 31 December 2025	582	207	1	790
Year ended 31 December 2024
Carrying amount at 1 January 2024	568	76	24	668
Additions	17	81	1	99
Amortisation of licence acquisition costs	-	(8)	-	(8)
Expensed	(3)	-	(6)	(9)
Transferred exploration and evaluation	(11)	-	(18)	(29)
Carrying amount at 31 December 2024	571	149	1	721
Exploration commitments
Year ended 31 December 2025	3	15	9	27
Year ended 31 December 2024	4	-	10	14